Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 2,751,929	$ 2,354,931	$ 3,425,665
Change during period	(15,058)	(95,451)	175,383
Reclassified to operations	(560)	(3,718)	1,744
Tax effect	700	1,846	1,936
Other comprehensive (loss) income	(14,918)	(97,323)	179,063
Balance, end of period	2,484,978	2,751,929	2,354,931
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	247,362	338,146	154,796
Change during period	(18,172)	(90,309)	182,791
Reclassified to operations	1,623	(4,254)	0
Tax effect	22	3,779	559
Other comprehensive (loss) income	(16,527)	(90,784)	183,350
Balance, end of period	230,835	247,362	338,146
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(6,758)	(5,227)	(1,673)
Change during period		(163)	(6,610)
Reclassified to operations		536	1,744
Tax effect		(1,904)	1,312
Other comprehensive (loss) income		(1,531)	(3,554)
Balance, end of period		(6,758)	(5,227)
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change during period	237
Reclassified to operations	(2,183)
Tax effect	495
Other comprehensive (loss) income	(1,451)
Balance, end of period	(8,209)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	993	6,001	6,734
Change during period	2,877	(4,979)	(798)
Reclassified to operations	0	0	0
Tax effect	183	(29)	65
Other comprehensive (loss) income	3,060	(5,008)	(733)
Balance, end of period	4,053	993	6,001
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	241,597	338,920	159,857
Balance, end of period	226,679	241,597	338,920
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	19,940	1,249	786
Change during period	15,906	18,691	463
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive (loss) income	15,906	18,691	463
Balance, end of period	35,846	19,940	1,249
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	261,537	340,169	160,643
Change during period	848	(76,760)	175,846
Reclassified to operations	(560)	(3,718)	1,744
Tax effect	700	1,846	1,936
Other comprehensive (loss) income	988	(78,632)	179,526
Balance, end of period	$ 262,525	$ 261,537	$ 340,169